Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability
Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2018	17,245	—
Payments received for services billed	(14,558)	—
Services provided and billed in current period	84,336	33,763
Payments received for services billed in current period	(65,089)	—
Impairment	(1,006)	—
Deferred commissioning period billing	—	(1,412)
Closing balance on September 30, 2018	20,928	32,351
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
Liquefaction services revenue recognized comprises the following amounts:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Base tolling fee (1)	68,552	—
Amortization of deferred commissioning period billing (2)	1,412	—
Amortization of Day 1 gain (3)	3,329	—
Other	(192)	—
Total	73,101	—
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in "Liquefaction services revenue" in the consolidated statements of income), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in "Realized and unrealized gain on oil derivative instrument" in the consolidated statements of income, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets) and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in "Other current liabilities" and "Other non-current liabilities" in the consolidated balance sheets). This amount is amortized and recognized as part of "Liquefaction services revenue" in the consolidated statements of income evenly over the contract term.